Annual Total Returns [BarChart] - AMG Managers Brandywine Fund - Class I	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(16.04%)
Annual Return 2012	5.25%
Annual Return 2013	36.26%
Annual Return 2014	9.63%
Annual Return 2015	0.37%
Annual Return 2016	7.19%
Annual Return 2017	23.65%
Annual Return 2018	(3.67%)
Annual Return 2019	27.91%
Annual Return 2020	29.71%